Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished Goods	$ 515,422	$ 461,254	$ 531,302
Work-in-Process	815,031	936,181	989,712
Raw Materials	984,999	1,074,132	1,235,336
Total Inventory	$ 2,315,452	$ 2,471,567	$ 2,756,350